25. Shareholders' equity (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2008
Changes in equity [abstract]
Net income (loss) for the year	R$ 2,179	R$ 790
Legal reserve	(109)	(39)
Governmental subsidy reserve	(9)		R$ (58)
Calculation basis of dividends	2,061	751
Mandatory minimum dividends - 25%	515	188
Payment of interim dividends as interest on own capital, net of withholding taxes		(32)
Dividends payable	R$ 515	R$ 156